Warrants Liabilities - Schedule of Outstanding Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance	10,000,000	10,000,000
Movement during asset acquisition
Exercised during the year
Ending balance	10,000,000	10,000,000
Private placement [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance	14,146,246	720,000
Movement during asset acquisition		13,426,246
Exercised during the year
Ending balance	14,146,246	14,146,246
Service [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance	152,800	152,800
Movement during asset acquisition
Exercised during the year
Ending balance	152,800	152,800